Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 23, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 21, 2020 $ / shares	Jan. 17, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Repayment of credit facility						$ 32,733	$ 55,283	$ 98,464
Number Of Vessels						11
Common Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared				Jan. 21, 2020
Dividend declared | $ / shares				$ 0.35
Dividends Payable, Date of Payment				Feb. 11, 2020
Dividends Payable, Date of Record				Feb. 03, 2020
M/V Athos, M/V Aristomenis and M/V Athenian
Subsequent Event [Line Items]
Number Of Vessels	3
Containership Capacity in TEU	10,000
Vessel price	$ 162,600
Acquisitions Date Of Transaction For Acquisitions	Jan. 31, 2020
M/V Athos
Subsequent Event [Line Items]
Sale and leaseback transaction gross cash inflow financing arrangement		$ 38,500
Purchase option to acquire vessel under a financing arrangement		22,500
Amount payable at the expiration of the lease if the option to acquire the vessel is not excercised		7,500
M/V Aristomenis
Subsequent Event [Line Items]
Sale and leaseback transaction gross cash inflow financing arrangement		38,500
Purchase option to acquire vessel under a financing arrangement		22,500
Amount payable at the expiration of the lease if the option to acquire the vessel is not excercised		$ 7,500
M/V Aristomenis | Option
Subsequent Event [Line Items]
Gross Daily Hire Rate						$32.5
M/V Aristomenis | From October 2020
Subsequent Event [Line Items]
Gross Daily Hire Rate						$28
M/V Athos and M/V Athenian | Option
Subsequent Event [Line Items]
Gross Daily Hire Rate						$33.5
M/V Athos and M/V Athenian | From July 2021 onwards
Subsequent Event [Line Items]
Gross Daily Hire Rate						$28
M/V Athos and M/V Aristomenis
Subsequent Event [Line Items]
Debt variable rate basis		Libor
Margin		2.55%
Sale and leaseback transaction date		Jan. 31, 2020
Debt instrument term		5 years
Vessels under long-term time charters with Hapag-Lloyd
Subsequent Event [Line Items]
Gross Daily Hire Rate						$27
2020 Term Loan Facility to partially finance the acquisition of M/V Athenian
Subsequent Event [Line Items]
Issuance date					Jan. 17, 2020
Line of credit facility, maximum borrowing capacity					$ 38,500
Line of credit facility amount drawn down			$ 38,500
Repayment installments					20
Frequency of payments					quarterly
Repayment amount					$ 860
Balloon payment, payable together with the final quarterly installment					$ 21,300
Maturity date					Jan. 31, 2025
Debt variable rate basis					Libor
Margin					2.55%
2017 Credit Facility
Subsequent Event [Line Items]
Repayment of credit facility						$ 32,733	$ 34,984